CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.3%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)            22,000    $    820,380
Getty Images, Inc.(1)                            81,000       2,474,550
TMP Worldwide, Inc.(1)                           64,000         723,840
-----------------------------------------------------------------------
                                                           $  4,018,770
-----------------------------------------------------------------------
Aerospace / Defense -- 0.8%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                     14,900    $    929,015
-----------------------------------------------------------------------
                                                           $    929,015
-----------------------------------------------------------------------
Auto and Parts -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                                  7,000    $    352,940
CarMax Inc.(1)                                   32,000         572,160
-----------------------------------------------------------------------
                                                           $    925,100
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------
Univision Communications, Inc.(1)                 2,000    $     49,000
-----------------------------------------------------------------------
                                                           $     49,000
-----------------------------------------------------------------------
Business Services -- 1.4%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          200,000    $  1,704,000
-----------------------------------------------------------------------
                                                           $  1,704,000
-----------------------------------------------------------------------
Communications Services -- 1.7%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                   141,000    $  2,115,000
-----------------------------------------------------------------------
                                                           $  2,115,000
-----------------------------------------------------------------------
Computer Services -- 2.3%
-----------------------------------------------------------------------
Cerner Corp.(1)                                  22,000    $    687,720
Concord EFS, Inc.(1)                            134,000       2,109,160
-----------------------------------------------------------------------
                                                           $  2,796,880
-----------------------------------------------------------------------
Computer Software & Services -- 2.5%
-----------------------------------------------------------------------
Activision, Inc.(1)                             105,000    $  1,531,950
Centra Software, Inc.(1)                        100,000         100,000
Eidos plc(1)(2)                                 700,000       1,419,950
-----------------------------------------------------------------------
                                                           $  3,051,900
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.0%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                    140,000    $  1,163,400
-----------------------------------------------------------------------
                                                           $  1,163,400
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.6%
-----------------------------------------------------------------------
Tyco International Ltd.                         254,000    $  4,338,320
-----------------------------------------------------------------------
                                                           $  4,338,320
-----------------------------------------------------------------------
Drugs -- 4.0%
-----------------------------------------------------------------------
Biogen, Inc.(1)                                  53,000    $  2,123,180
Biovail Corp.(1)                                103,000       2,720,230
-----------------------------------------------------------------------
                                                           $  4,843,410
-----------------------------------------------------------------------
E-Commerce / Services -- 6.4%
-----------------------------------------------------------------------
BEA Systems, Inc.(1)                             61,000    $    699,670
Overture Services, Inc.(1)                      258,200       7,051,442
-----------------------------------------------------------------------
                                                           $  7,751,112
-----------------------------------------------------------------------
Education -- 1.7%
-----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                    46,000    $  2,024,000
-----------------------------------------------------------------------
                                                           $  2,024,000
-----------------------------------------------------------------------
Electric Utilities -- 0.5%
-----------------------------------------------------------------------
Edison International(1)                          50,000    $    592,500
-----------------------------------------------------------------------
                                                           $    592,500
-----------------------------------------------------------------------
Electronic Components -- 1.1%
-----------------------------------------------------------------------
Flextronics International, Ltd.(1)              161,000    $  1,318,590
-----------------------------------------------------------------------
                                                           $  1,318,590
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 1.4%
-----------------------------------------------------------------------
Citigroup, Inc.                                  24,000    $    844,560
Legg Mason, Inc.                                 19,000         922,260
-----------------------------------------------------------------------
                                                           $  1,766,820
-----------------------------------------------------------------------
Gaming -- 2.6%
-----------------------------------------------------------------------
Alliance Gaming Corp.(1)                         38,000    $    647,140
Multimedia Games, Inc.(1)                        92,100       2,529,066
-----------------------------------------------------------------------
                                                           $  3,176,206
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Health Care Services -- 12.8%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                     87,800    $  1,536,500
AMN Healthcare Services Inc.(1)                  85,700       1,449,187
Anthem, Inc.(1)                                  22,000       1,383,800
Cross Country, Inc.(1)                          148,000       2,064,600
Laboratory Corp. of America Holdings(1)          52,000       1,208,480
PacifiCare Health Systems, Inc. Class
A(1)                                            150,900       4,240,290
United Surgical Partners International,
Inc.(1)                                         209,000       3,264,789
VistaCare Inc. Class A(1)                        22,800         365,028
-----------------------------------------------------------------------
                                                           $ 15,512,674
-----------------------------------------------------------------------
Insurance -- 2.2%
-----------------------------------------------------------------------
Kingsway Financial Services, Inc.(1)             15,900    $    137,535
Mid Atlantic Medical Services(1)                 41,000       1,328,400
PMI Group, Inc.                                  40,000       1,201,600
Travelers Property Casualty Corp. Class
B(1)                                              1,997          29,256
-----------------------------------------------------------------------
                                                           $  2,696,791
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 2.0%
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)         270,000    $  1,117,800
Websense, Inc.(1)                                60,000       1,281,660
-----------------------------------------------------------------------
                                                           $  2,399,460
-----------------------------------------------------------------------
Internet Services -- 2.3%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                 175,000    $  2,861,250
-----------------------------------------------------------------------
                                                           $  2,861,250
-----------------------------------------------------------------------
Investment Services -- 4.1%
-----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                     640,000    $  3,622,400
E*Trade Group, Inc.(1)                          270,000       1,312,200
-----------------------------------------------------------------------
                                                           $  4,934,600
-----------------------------------------------------------------------
Leisure and Tourism -- 5.3%
-----------------------------------------------------------------------
Hotels.com(1)                                    51,900    $  2,835,297
USA Interactive(1)                              155,500       3,564,060
-----------------------------------------------------------------------
                                                           $  6,399,357
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Clayton Homes, Inc.                              95,000    $  1,157,100
-----------------------------------------------------------------------
                                                           $  1,157,100
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media -- 1.7%
-----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                  53,000    $    785,990
Vivendi Universal SA-SP ADR                      80,000       1,285,600
-----------------------------------------------------------------------
                                                           $  2,071,590
-----------------------------------------------------------------------
Medical Products -- 1.6%
-----------------------------------------------------------------------
Cytyc Corp.(1)                                  150,000    $  1,530,000
Lumenis Ltd.(1)                                 205,800         411,600
-----------------------------------------------------------------------
                                                           $  1,941,600
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 1.6%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                       210,000    $  1,927,800
-----------------------------------------------------------------------
                                                           $  1,927,800
-----------------------------------------------------------------------
Pharmaceutical -- 6.6%
-----------------------------------------------------------------------
aaiPharma, Inc.(1)                               56,800    $    796,336
Cephalon, Inc.(1)                                43,000       2,092,724
King Pharmaceuticals, Inc.(1)                   120,000       2,062,800
MIM Corp.(1)                                    525,100       3,045,580
-----------------------------------------------------------------------
                                                           $  7,997,440
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 7.5%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                         123,100    $  2,191,180
Andrx Corp.(1)                                  159,000       2,332,530
Taro Pharmaceutical Industries, Ltd.(1)          79,700       2,996,720
Teva Pharmaceutical Industries Ltd.              40,000       1,544,400
-----------------------------------------------------------------------
                                                           $  9,064,830
-----------------------------------------------------------------------
Restaurant -- 0.4%
-----------------------------------------------------------------------
McDonald's Corp.                                 30,000    $    482,400
-----------------------------------------------------------------------
                                                           $    482,400
-----------------------------------------------------------------------
Retail -- 2.8%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                225,000    $  3,397,500
-----------------------------------------------------------------------
                                                           $  3,397,500
-----------------------------------------------------------------------
Retail - Specialty -- 3.0%
-----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)              15,000    $    306,900
Advance Auto Parts, Inc.(1)                      48,000       2,347,200
CSK Auto Corp.(1)                                62,000         682,000

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Specialty (continued)
-----------------------------------------------------------------------
RONA, Inc.(1)(2)                                 33,200    $    284,760
-----------------------------------------------------------------------
                                                           $  3,620,860
-----------------------------------------------------------------------
Semiconductors -- 1.1%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                  350,000    $  1,295,000
-----------------------------------------------------------------------
                                                           $  1,295,000
-----------------------------------------------------------------------
Telecommunication Equipment -- 3.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                   303,000    $  4,696,500
-----------------------------------------------------------------------
                                                           $  4,696,500
-----------------------------------------------------------------------
Telecommunication Services -- 4.1%
-----------------------------------------------------------------------
EchoStar Communications Corp. Class A(1)         54,000    $  1,202,040
IDT Corp.(1)                                     60,000       1,037,400
Qwest Communications International,
Inc.(1)                                         560,000       2,800,000
-----------------------------------------------------------------------
                                                           $  5,039,440
-----------------------------------------------------------------------
Transportation -- 0.8%
-----------------------------------------------------------------------
Arkansas Best Corp.(1)                           13,000    $    337,753
Roadway Corp.                                    10,000         368,100
Yellow Corp.(1)                                  13,000         327,483
-----------------------------------------------------------------------
                                                           $  1,033,336
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $116,273,487)                          $121,093,551
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp.,
1.25%, 1/2/03                              $        585    $    584,979
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $584,979)                           $    584,979
-----------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $116,858,466)                          $121,678,530
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                   $   (346,785)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $121,331,745
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $116,858,466)                          $121,678,530
Cash                                           184,107
Interest and dividends receivable                6,273
Prepaid expenses                                   328
------------------------------------------------------
TOTAL ASSETS                              $121,869,238
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    518,566
Payable to affiliate for Trustees' fees          3,953
Accrued expenses                                14,974
------------------------------------------------------
TOTAL LIABILITIES                         $    537,493
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $121,331,745
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $116,511,681
Net unrealized appreciation (computed on
   the basis of identified cost)             4,820,064
------------------------------------------------------
TOTAL                                     $121,331,745
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,439)  $    229,503
Interest                                       199,714
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    429,217
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    879,868
Trustees' fees and expenses                     15,603
Custodian fee                                  104,123
Legal and accounting services                   32,248
Miscellaneous                                    5,634
------------------------------------------------------
TOTAL EXPENSES                            $  1,037,476
------------------------------------------------------

NET INVESTMENT LOSS                       $   (608,259)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,500,785)
------------------------------------------------------
NET REALIZED LOSS                         $(10,500,785)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(29,781,804)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(29,781,804)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(40,282,589)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(40,890,848)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (608,259) $        (127,346)
   Net realized loss                            (10,500,785)       (35,833,045)
   Net change in unrealized appreciation
      (depreciation)                            (29,781,804)        21,128,328
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (40,890,848) $     (14,832,063)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      21,075,762  $      51,094,239
   Withdrawals                                  (28,171,108)       (38,070,128)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      (7,095,346) $      13,024,111
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (47,986,194) $      (1,807,952)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     169,317,939  $     171,125,891
------------------------------------------------------------------------------
AT END OF YEAR                            $     121,331,745  $     169,317,939
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED DECEMBER 31,
                                  -------------------------------------
                                    2002         2001         2000(1)
-----------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.74%        0.73%         0.72%(2)
   Net investment income
      (loss)                         (0.43)%      (0.08)%        0.29%(2)
Portfolio Turnover                     231%         264%          271%
-----------------------------------------------------------------------
TOTAL RETURN(3)                     (25.17)%      (7.47)%          --
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $121,332     $169,318      $171,126
-----------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Balanced Fund held an 87.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $879,868. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $317,240,139 and $317,834,126, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $120,208,918
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,071,093
    Gross unrealized depreciation              (12,601,481)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,469,612
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CAPITAL GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                of the Portfolios   National Financial
                                             since 2000      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                         of the Portfolios   of EVC, EV, EVM and
                                             since 2000      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                         of the Portfolios   (corporate relations                           funds) consisting of 17
                                             since 2000      and communications                                  portfolios
                                                             company).
 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                         of the Portfolios   Banking                                          and Telect, Inc.
                                             since 2000      Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                         of the Portfolios   investment and
                                             since 2000      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                         of the Portfolios   California at Los
                                             since 2000      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.
 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                         of the Portfolios
                                             since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Arieh Coll          Vice President of       Since 2000      Vice President of EVM and BMR.
 11/9/63                  Capital                            Officer of 3 registered
                     Growth Portfolio                        investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Elizabeth S.         President of the     Since 2002(2)     Vice President of EVM and BMR.
 Kenyon               Investment Grade                       Officer of 2 registered
 9/8/59               Income Portfolio                       investment companies managed
                                                             by EVM or BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62               the Trust and of                       Officer of 14 registered
                       the Investment                        investment companies managed
                        Grade Income                         by EVM or BMR.
                         Portfolio

 Duncan W.              President of         Since 2002      Senior Vice President and
 Richardson             the Capital                          Chief Equity Investment
 10/26/57            Growth Portfolio                        Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                 Trust since 1997   Chief Legal Officer of BMR,
                                         and the Portfolios  EVM, EVD, EV and EVC. Officer
                                            since 2000       of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the     Since 2002(2)     Assistant Vice President of
 Jr.                     Portfolios                          EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Kenyon served as Vice President since 2001 and Mr. Austin served as Assistant Treasurer since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                                       33